INCOME TAXES - Income Tax component in statement of financial position (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Income taxes payable	€ 917	€ 1,113
Deferred income tax liabilities	€ 852	€ 1,201